Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions
Schedule of Related Party Costs and Expenses

	Year Ended December 31,
(U.S. Dollars in thousands)	2021	2020	2019
Statements of operations:
Time charter and bareboat revenues:
Time charter income from KNOT (1)	$6,427	$4,883	$15,910
Operating expenses:
Vessel operating expenses (2)	16,812	14,693	14,489
Technical and operational management fee from KNOT to Vessels (3)	8,429	7,342	6,954
Operating expenses from other related parties (4)	866	515	487
General and administrative expenses:
Administration fee from KNOT Management (5)	1,277	1,131	1,280
Administration fee from KOAS (5)	780	654	663
Administration fee from KOAS UK (5)	80	118	116
Administration and management fee from KNOT (6)	58	49	170
Total income (expenses)	$(21,875)	$(19,619)	$(8,249)

	At December 31,	At December 31,	At December 31,
(U.S. Dollars in thousands)	2021	2020	2019
Balance Sheet:
Vessels:
Drydocking supervision fee from KNOT (7)	$134	$47	$—
Equipment purchased from KOAS (8)	1,840	—	—
Total	$1,974	$47	$—
(1)	Time charter income from KNOT: On December 17, 2018, the Partnership’s subsidiary that owns the Windsor Knutsen and Royal Dutch Shell (“Shell”) agreed to suspend the vessel’s time charter contract. The suspension period commenced March 4, 2019, and ended April 5, 2020, when the vessel was redelivered to Shell. During the suspension period, the Windsor Knutsen operated under a time charter contract with Knutsen Shuttle Tankers Pool AS, a subsidiary of KNOT, on the same terms as the existing time charter contract with Shell. After completing its drydock in the second quarter of 2021, the Bodil Knutsen has operated under a time charter with Knutsen Shuttle Tankers Pool AS. The charter expires in April 2022, with two one-month extensions at the charterer’s option.
(2)	Vessel operating expenses: KNOT Management or KNOT Management Denmark provides technical and operational management of the vessels on time charter including crewing and crew training services.
(3)	Technical and operational management fee, from KNOT Management or KNOT Management Denmark to Vessels: KNOT Management or KNOT Management Denmark provides technical and operational management of the vessels on time charter including crewing, purchasing, maintenance and other operational service. In addition, there is also a charge for 24-hour emergency response services provided by KNOT Management for all vessels managed by KNOT Management.
(4)	Operating expenses from other related parties: Simsea Real Operations AS, a company jointly owned by the Partnership’s Chairman of the Board, Trygve Seglem, and by other third-party shipping companies in Haugesund, provides simulation, operational training assessment and other certified maritime courses for seafarers. The cost is course fees for seafarers. Knutsen OAS Crewing AS, a subsidiary of TSSI, provides administrative services related to East European crew on vessels operating on time charter contracts. The cost is a fixed fee per month per East European crew onboard the vessel.
(5)	Administration fee from KNOT Management, Knutsen OAS Shipping AS (“KOAS”) and Knutsen OAS (UK) Ltd. (“KOAS UK”): Administration costs include compensation and benefits of KNOT Management’s management and administrative staff as well as other general and administration expenses. Some benefits are also provided by KOAS and KOAS UK. Net administration costs are total administration cost plus a 5% margin, reduced for the total fees for services delivered by the administration staffs and the estimated shareholder costs for KNOT that have not been allocated. As such, the level of net administration costs as a basis for the allocation can vary from year to year based on the administration and financing services offered by KNOT to all the vessels in its fleet each year. KNOT Management also charges each subsidiary a fixed annual fee for the preparation of the statutory financial statement.
(6)	Administration and management fee from KNOT Management and KNOT Management Denmark: For bareboat charters, the shipowner is not responsible for providing crewing or other operational services and the customer is responsible for all vessel operating expenses and voyage expenses. However, each of the vessels under bareboat charters is subject to a management and administration agreement with either KNOT Management or KNOT Management Denmark, pursuant to which these companies provide general monitoring services for the vessels in exchange for an annual fee.
(7)	Drydocking supervision fee from KNOT and KOAS: KNOT and KOAS provide supervision and hire out service personnel during drydocking of the vessels. The fee is calculated as a daily fixed fee.
(8)	During the scheduled second renewal survey drydocking of the Bodil Knutsen a ballast water treatment system was installed on the vessel. Parts of the system were purchased from Knutsen Ballast Water AS, a subsidiary of TSSI, for $1.84 million.

Schedule of amounts due from and due to related parties

	At December 31,	At December 31,
(U.S. Dollars in thousands)	2021	2020
Balance Sheet:
Trading balances due from KOAS	$290	$170
Trading balances due from KNOT and affiliates (1)	2,378	5,556
Amount due from related parties	$2,668	$5,726
Trading balances due to KOAS	$1,205	$1,596
Trading balances due to KNOT and affiliates	219	544
Amount due to related parties	$1,424	$2,140
(1)	On December 31, 2020, the Partnership’s wholly owned subsidiary, KNOT Shuttle Tankers AS, acquired KNOT’s 100% interest in KNOT Shuttle Tankers 34 AS, the company that owns and operates the Tove Knutsen. Trading balances due from KNOT and affiliates as of December 31, 2020 includes the post-closing settlement amount of $3.6 million related to the acquisition of the Tove Knutsen.

Schedule of Trade accounts payable and other current assets

	At December 31,	At December 31,
(U.S. Dollars in thousands)	2021	2020
Balance Sheet:
Trading balances due to KOAS	$813	$1,304
Trading balances due to KNOT and affiliates	783	902
Trade accounts payables to related parties	$1,596	$2,206

Schedule of other current asset balances from related parties

	At December 31,	At December 31,
(U.S. Dollars in thousands)	2021	2020
Balance Sheet:
Trading balances due from KOAS	$687	$1,697
Trading balances due from KNOT and affiliates	543	450
Other current assets from related parties	$1,230	$2,147